RELATED PARTIES - Founder Shares (Details) - USD ($)				1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Aug. 27, 2026	Dec. 09, 2025	Sep. 05, 2025	Sep. 30, 2025 [1]	Dec. 31, 2025	Sep. 30, 2026	Dec. 31, 2025	Jan. 07, 2026
RELATED PARTIES
Capital contribution				$ 25,000	$ 25,000 [2]
Compensation expense
Sponsor | Class B ordinary shares [Member]
RELATED PARTIES
Number of shares subject to forfeiture						750,000
Founder Shares
RELATED PARTIES
Number of shares no longer subject to forfeiture					750,000	750,000	750,000
Market adjustment		40.00%
Discount for lack of marketability applied to each share		$ (0.51)
Threshold trading days		20 days
Consecutive trading days		30 days
Waiting period for transfer of shares		150 days
Founder Shares | Class A ordinary shares [Member]
RELATED PARTIES
Implied share price		$ 9.84
Target price per share		$ 12
Founder Shares | Sponsor
RELATED PARTIES
Number of shares transferred		630,000
Price per share		$ 0.004
Fair value of shares		$ 2,154,600
Fair value per share		$ 3.42
Founder Shares | Sponsor | Class B ordinary shares [Member]
RELATED PARTIES
Number of shares issued			5,750,000
Capital contribution			$ 25,000
Number of shares subject to forfeiture						750,000
Ownership percentage			25.00%
Number of shares no longer subject to forfeiture								750,000
Number of Shares Subjects To Forfeiture						750,000
Founder Shares | Sponsor | Class B ordinary shares [Member] | Subsequent events
RELATED PARTIES
Number of shares no longer subject to forfeiture								750,000
Listco Shares [Member]
RELATED PARTIES
Number of shares issued	1,750,000
Listco Shares [Member] | Sponsor
RELATED PARTIES
Number of shares issued	3,370,000

[1]	Includes an aggregate of 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 7, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (see Note 5).
[2]	Includes an aggregate of 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 7, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (see Note 5).